UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

Item 1. Reports to Stockholders

Semiannual report

U.S. growth equity mutual fund

Delaware Select Growth Fund

April 30, 2015

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Select Growth Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Select Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of April 30, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from November 1, 2014 to April 30, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2014 to April 30, 2015.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from November 1, 2014 to April 30, 2015 (Unaudited)

Delaware Select Growth Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	11/1/14	4/30/15	Expense Ratio	11/1/14 to 4/30/15*
Actual Fund return†
Class A	$1,000.00	$1,077.80	1.26%	$6.49
Class C	1,000.00	1,073.90	2.01%	10.34
Class R	1,000.00	1,076.40	1.51%	7.77
Institutional Class	1,000.00	1,079.00	1.01%	5.21
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.55	1.26%	$6.31
Class C	1,000.00	1,014.83	2.01%	10.04
Class R	1,000.00	1,017.31	1.51%	7.55
Institutional Class	1,000.00	1,019.79	1.01%	5.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and

top 10 equity holdings

Delaware Select Growth Fund	As of April 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks²	99.37%
Consumer Discretionary	28.80%
Consumer Staples	1.86%
Energy	4.43%
Financial Services	14.08%
Healthcare	13.23%
Producer Durables	7.06%
Technology	28.46%
Utilities	1.45%
Short-Term Investments	0.32%
Total Value of Securities	99.69%
Receivables and Other Assets Net of Liabilities	0.31%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the Consumer Discretionary and Technology sectors (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act). The Consumer Discretionary sector industries include internet, leisure, lodging, media, real estate, and retail. As of April 30, 2015 such amounts, as a percentage of total net assets, were 17.35%, 0.87%, 0.90%, 2.12%, 1.56%, and 6.00%, respectively. The Technology sector industries include computers, financial services, internet, semiconductors, software, and telecommunications. As of April 30, 2015 such amounts, as a percentage of total net assets, were 2.75%, 1.71%, 10.37%, 5.70%, 7.28%, and 0.65%, respectively. The percentages in any such single industry will comply with the Fund’s concentration policy even if the percentages in the “Consumer Discretionary sector” and “Technology sector” for financial reporting purposes may exceed 25%.

Security type / sector allocation and

top 10 equity holdings

Delaware Select Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Zebra Technologies	5.20%
QUALCOMM	4.95%
Celgene	4.05%
Microsoft	3.96%
eBay	3.12%
Biogen	2.92%
Equinix	2.90%
Priceline Group	2.52%
Shutterstock	2.37%
Yelp	2.20%

Schedule of investments
Delaware Select Growth Fund	April 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 99.37%²

Consumer Discretionary – 28.80%
Coupons.com †	1,521,670	$19,066,525
DineEquity @	182,435	17,592,207
Discovery Communications Class A †	339,609	10,989,747
Discovery Communications Class C †	347,282	10,498,335
Dunkin’ Brands Group	131,600	6,857,676
eBay †	542,117	31,583,736
Etsy †	594,888	13,230,309
L Brands	102,082	9,122,047
Las Vegas Sands	20,125	1,064,210
Liberty Interactive Class A †	642,311	18,472,864
Liberty TripAdvisor Holdings Class A †	295,850	8,789,703
Liberty Ventures Class A †	24,975	1,040,958
Outfront Media	549,222	15,773,656
Pandora Media †	1,164,242	20,770,077
Priceline Group †	20,597	25,495,173
Restoration Hardware Holdings †	20,170	1,738,049
Sally Beauty Holdings †	634,802	19,812,170
Shutterstock †	356,408	24,053,976
Start Today	682,998	16,731,844
TripAdvisor †	66,650	5,364,659
Ulta Salon Cosmetics & Fragrance †	37,350	5,643,211
Wynn Resorts	72,825	8,088,673

		291,779,805

Consumer Staples – 1.86%
Walgreens Boots Alliance	227,450	18,862,429

		18,862,429

Energy – 4.43%
Core Laboratories	113,170	14,856,958
EOG Resources	118,586	11,734,085
Kinder Morgan	133,100	5,716,645
Williams	244,815	12,532,080

		44,839,768

Financial Services – 14.08%
Affiliated Managers Group †	59,625	13,483,001
CME Group	39,700	3,609,127
Crown Castle International	187,039	15,623,368
Equity Commonwealth †	876,977	22,108,590
Heartland Payment Systems @	234,150	11,918,235
Intercontinental Exchange	34,200	7,678,926
Japan Exchange Group	39,816	1,150,371
MasterCard Class A	198,200	17,879,622
MSCI Class A	219,325	13,420,497

Schedule of investments

Delaware Select Growth Fund

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Financial Services (continued)
Visa Class A	282,400	$18,652,520
WisdomTree Investments	902,004	17,174,156

		142,698,413

Healthcare – 13.23%
ABIOMED †	143,600	9,078,392
Actavis	66,358	18,770,024
athenahealth †	48,875	5,995,007
Baxter International	34,000	2,337,160
Biogen †	79,130	29,589,081
Celgene †	379,371	40,994,830
Novo Nordisk ADR	268,825	15,126,783
Perrigo	6,772	1,241,172
Valeant Pharmaceuticals International †	50,275	10,906,156

		134,038,605

Producer Durables – 7.06%
Edenred	107,802	2,889,203
Expeditors International of Washington	182,566	8,367,000
Experian	117,712	2,102,574
Intertek Group	103,738	4,146,350
Localiza Rent a Car	118,350	1,388,260
Zebra Technologies †	572,159	52,684,401

		71,577,788

Technology – 28.46%
Adobe Systems †	122,525	9,319,251
Amadeus IT Holding	29,745	1,355,413
Arista Networks †	103,460	6,622,475
Baidu ADR †	57,450	11,506,086
Electronic Arts †	276,150	16,041,553
Ellie Mae †	85,425	4,698,375
Equinix	114,898	29,405,845
Google Class A †	22,450	12,319,887
Google Class C †	22,612	12,150,284
Intuit	69,100	6,932,803
Kakaku.com	659,762	10,231,569
LendingClub †	721,216	12,585,219
Logitech International Class R	741,629	11,131,184
Microsoft	825,740	40,163,994
NIC @	421,241	7,161,097
NXP Semiconductor	79,250	7,617,510
QUALCOMM	737,474	50,148,211

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Technology (continued)
VeriFone Systems †	466,779	$16,696,685
Yelp †	566,204	22,302,776

		288,390,217

Utilities – 1.45%
j2 Global	211,755	14,689,444

		14,689,444

Total Common Stock (cost $798,943,172)		1,006,876,469

	Principal amount°

Short-Term Investments – 0.32%

Discount Notes – 0.32%≠
Federal Home Loan Bank
0.05% 6/1/15	318,929	318,919
0.065% 6/5/15	141,203	141,198
0.075% 6/4/15	705,344	705,319
0.075% 6/29/15	705,344	705,301
0.095% 7/14/15	1,340,154	1,340,016

		3,210,753

Total Short-Term Investments (cost $3,210,552)		3,210,753

Total Value of Securities – 99.69% (cost $802,153,724)		$1,010,087,222

@	Illiquid security. At April 30, 2015, the aggregate value of illiquid securities was $36,671,539, which represents 3.62% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Select Growth Fund	April 30, 2015 (Unaudited)

Assets:
Investments, at value[1]	$1,006,876,469
Short-term investments, at value[2]	3,210,753
Foreign currencies, at value[3]	37
Receivable for securities sold	8,683,340
Receivable for fund shares sold	668,420
Dividends and interest receivable	451,547

Total assets	1,019,890,566

Liabilities:
Cash overdraft	688,910
Payable for securities purchased	3,591,090
Payable for fund shares redeemed	1,086,036
Investment management fees payable	614,229
Other accrued expenses	487,207
Distribution fees payable	175,079
Other affiliates payable	36,668
Trustees’ fees and expenses payable	2,410

Total liabilities	6,681,629

Total Net Assets	$1,013,208,937

Net Assets Consist of:
Paid-in capital	$693,527,717
Distributions in excess of net investment income	(2,022,605)
Accumulated net realized gain on investments	113,770,811
Net unrealized appreciation of investments and foreign currencies	207,933,014

Total Net Assets	$1,013,208,937

Net Asset Value
Class A:
Net assets	$393,371,280
Shares of beneficial interest outstanding, unlimited authorization, no par	7,808,715
Net asset value per share	$50.38
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$53.45

Class C:
Net assets	$100,399,362
Shares of beneficial interest outstanding, unlimited authorization, no par	2,425,961
Net asset value per share	$41.39

Class R:
Net assets	$19,470,905
Shares of beneficial interest outstanding, unlimited authorization, no par	400,000
Net asset value per share	$48.68

Institutional Class:
Net assets	$499,967,390
Shares of beneficial interest outstanding, unlimited authorization, no par	9,436,755
Net asset value per share	$52.98

[1]Investments, at cost	$798,943,172
[2]Short-term investments, at cost	3,210,552
[3]Foreign currencies, at cost	37

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Select Growth Fund	Six months ended April 30, 2015 (Unaudited)

Investment Income:
Dividends	$7,884,077
Interest	1,585
Foreign tax withheld	(119,486)

7,766,176

Expenses:
Management fees	3,672,741
Distribution expenses – Class A	497,320
Distribution expenses – Class C	505,637
Distribution expenses – Class R	48,966
Dividend disbursing and transfer agent fees and expenses	886,201
Reports and statements to shareholders	185,015
Accounting and administration expenses	162,633
Legal fees	67,811
Registration fees	48,989
Custodian fees	45,369
Trustees’ fees and expenses	23,644
Audit and tax	19,521
Other	22,118

6,185,965
Less expense paid indirectly	(281)

Total operating expenses	6,185,684

Net Investment Income	1,580,492

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	127,378,895
Foreign currencies	(108,697)
Foreign currency exchange contracts	21,002

Net realized gain	127,291,200

Net change in unrealized appreciation (depreciation) of:
Investments	(51,824,235)
Foreign currencies	27,851
Foreign currency exchange contracts	(16,699)

Net change in unrealized appreciation (depreciation)	(51,813,083)

Net Realized and Unrealized Gain	75,478,117

Net Increase in Net Assets Resulting from Operations	$77,058,609

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statements of changes in net assets

Delaware Select Growth Fund

	Six months
	ended	Year
	4/30/15	ended
	(Unaudited)	10/31/14

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,580,492	$(973,780)
Net realized gain	127,291,200	120,444,550
Net change in unrealized appreciation (depreciation)	(51,813,083)	(22,177,979)

Net increase in net assets resulting from operations	77,058,609	97,292,791

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(679,798)	—
Institutional Class	(1,935,117)	—
Net realized gain:
Class A	(43,650,573)	(17,353,127)
Class B	—	(463,014)
Class C	(13,198,890)	(4,805,334)
Class R	(2,240,709)	(642,829)
Institutional Class	(51,773,331)	(15,710,265)

	(113,478,418)	(38,974,569)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,973,694	44,448,872
Class B	—	4,547
Class C	3,020,670	3,978,087
Class R	1,894,388	7,393,585
Institutional Class	36,728,616	171,073,985

Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	42,847,720	16,860,787
Class B	—	454,001
Class C	10,647,302	4,630,950
Class R	2,240,699	642,826
Institutional Class	52,889,229	15,202,257

	160,242,318	264,689,897

	Six months
	ended	Year
	4/30/15	ended
	(Unaudited)	10/31/14

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(47,189,832)	$(172,717,314)
Class B	—	(11,887,017)
Class C	(9,321,761)	(26,628,408)
Class R	(3,900,868)	(7,770,407)
Institutional Class	(71,180,863)	(164,008,929)

	(131,593,324)	(383,012,075)

Increase (Decrease) in net assets derived from capital share transactions	28,648,994	(118,322,178)

Net Decrease in Net Assets	(7,770,815)	(60,003,956)

Net Assets:
Beginning of period	1,020,979,752	1,080,983,708

End of period	$1,013,208,937	$1,020,979,752

Distributions in excess of net investment income/accumulated net investment loss	$2,022,605	$988,182

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Select Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain

Total from investment operations.

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended Oct. 31, 2013, the Fund changed its fiscal year end from April to October. Ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended		5/1/13
4/30/15[1]	Year ended	to				Year ended
(Unaudited)	10/31/14	10/31/13[2]		4/30/13		4/30/12		4/30/11		4/30/10

$52.440	$49.600	$44.010		$40.730		$36.730		$27.950		$18.860

0.067	(0.056)	(0.045)		(0.025)		(0.194)		(0.139)		(0.209)
3.742	4.673	5.635		3.305		4.194		8.919		9.299

3.809	4.617	5.590		3.280		4.000		8.780		9.090

(0.090)	—	—		—		—		—		—
(5.779)	(1.777)	—		—		—		—		—

(5.869)	(1.777)	—		—		—		—		—

$50.380	$52.440	$49.600		$44.010		$40.730		$36.730		$27.950

7.78%	9.53%	12.70%		8.05%		10.89%		31.41%		48.20%

$393,371	$402,000	$489,286		$463,627		$386,254		$267,563		$150,016
1.26%	1.25%	1.25%		1.27%		1.35%		1.51%		1.50%
1.26%	1.25%	1.25%		1.27%		1.35%		1.58%		1.73%
0.27%	(0.12% )	(0.19%	)	(0.06%	)	(0.53%	)	(0.45%	)	(0.89%	)
0.27%	(0.12% )	(0.19%	)	(0.06%	)	(0.53%	)	(0.52%	)	(1.12%	)
27%	41%	20%		38%		25%		41%		49%

Financial highlights

Delaware Select Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended Oct. 31, 2013, the Fund changed its fiscal year end from April to October. Ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended		5/1/13
4/30/15[1]	Year ended	to				Year ended
(Unaudited)	10/31/14	10/31/13[2]		4/30/13		4/30/12		4/30/11		4/30/10

$44.160	$42.340	$37.710		$35.170		$31.950		$24.500		$16.650

(0.099)	(0.370)	(0.189)		(0.282)		(0.406)		(0.329)		(0.357)
3.108	3.967	4.819		2.822		3.626		7.779		8.207

3.009	3.597	4.630		2.540		3.220		7.450		7.850

(5.779)	(1.777)	—		—		—		—		—

(5.779)	(1.777)	—		—		—		—		—

$41.390	$44.160	$42.340		$37.710		$35.170		$31.950		$24.500

7.39%	8.71%	12.28%		7.22%		10.08%		30.41%		47.15%

$100,399	$101,991	$115,635		$109,164		$108,994		$71,800		$29,502
2.01%	2.00%	2.00%		2.02%		2.10%		2.26%		2.25%
2.01%	2.00%	2.00%		2.02%		2.10%		2.33%		2.48%
(0.48% )	(0.87% )	(0.94%	)	(0.81%	)	(1.28%	)	(1.20%	)	(1.64%	)
(0.48% )	(0.87% )	(0.94%	)	(0.81%	)	(1.28%	)	(1.27%	)	(1.87%	)
27%	41%	20%		38%		25%		41%		49%

Financial highlights

Delaware Select Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended Oct. 31, 2013, the Fund changed its fiscal year end from April to October. Ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended		5/1/13
4/30/15[1]	Year ended	to				Year ended
(Unaudited)	10/31/14	10/31/13[2]		4/30/13		4/30/12		4/30/11		4/30/10

$50.830	$48.250	$42.870		$39.770		$35.960		$27.430		$18.550

0.004	(0.184)	(0.101)		(0.124)		(0.282)		(0.222)		(0.265)
3.625	4.541	5.481		3.224		4.092		8.752		9.145

3.629	4.357	5.380		3.100		3.810		8.530		8.880

(5.779)	(1.777)	—		—		—		—		—

(5.779)	(1.777)	—		—		—		—		—

$48.680	$50.830	$48.250		$42.870		$39.770		$35.960		$27.430

7.64%	9.26%	12.55%		7.79%		10.60%		31.10%		47.87%

$19,471	$20,022	$18,681		$13,428		$9,294		$4,607		$807
1.51%	1.50%	1.50%		1.52%		1.60%		1.76%		1.75%
1.51%	1.50%	1.58%		1.62%		1.70%		1.93%		2.08%
0.02%	(0.37% )	(0.44%	)	(0.31%	)	(0.78%	)	(0.70%	)	(1.14%	)
0.02%	(0.37% )	(0.56%	)	(0.41%	)	(0.88%	)	(0.87%	)	(1.47%	)
27%	41%	20%		38%		25%		41%		49%

Financial highlights

Delaware Select Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended Oct. 31, 2013, the Fund changed its fiscal year end from April to October. Ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended		5/1/13
4/30/15[1]	Year ended	to		Year ended
(Unaudited)	10/31/14	10/31/13[2]	4/30/13	4/30/12		4/30/11		4/30/10

$54.920	$51.730	$45.850	$42.320	$38.070		$28.900		$19.450

0.135	0.065	0.015	0.079	(0.107)		(0.063)		(0.150)
3.920	4.902	5.865	3.451	4.357		9.233		9.600

4.055	4.967	5.880	3.530	4.250		9.170		9.450

(0.216)	—	—	—	—		—		—
(5.779)	(1.777)	—	—	—		—		—

(5.995)	(1.777)	—	—	—		—		—

$52.980	$54.920	$51.730	$45.850	$42.320		$38.070		$28.900

7.90%	9.80%	12.82%	8.34%	11.16%		31.73%		48.59%

$499,968	$496,967	$446,146	$369,526	$242,130		$119,948		$53,651
1.01%	1.00%	1.00%	1.02%	1.10%		1.26%		1.25%
1.01%	1.00%	1.00%	1.02%	1.10%		1.33%		1.48%
0.52%	0.13%	0.06%	0.19%	(0.28%	)	(0.20%	)	(0.64%	)
0.52%	0.13%	0.06%	0.19%	(0.28%	)	(0.27%	)	(0.87%	)
27%	41%	20%	38%	25%		41%		49%

Notes to financial statements

Delaware Select Growth Fund	April 30, 2015 (Unaudited)

Voyageur Mutual Funds III (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Select Growth Fund. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities of companies the manager believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (April 30, 2011–Oct. 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At April 30, 2015, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated

Notes to financial statements

Delaware Select Growth Fund

1. Significant Accounting Policies (continued)

among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended April 30, 2015.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2015.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2015, the Fund earned $281, under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Jackson Square Partners, LLC (JSP) furnishes investment sub-advisory services to the Fund. For these services, DMC, not the Fund, pays JSP fees based on the aggregate average daily net assets of the

Fund at the following annual rate: 0.375% of the first $500 million; 0.350% of the next $500 million; 0.325% of the next $1.5 billion; and 0.300% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DIFSC fees which are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2015, the Fund was charged $24,038 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DIFSC’s fees which are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2015, the Fund was charged $105,699 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2015, the Fund was charged $14,709 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2015, DDLP earned $7,941 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2015, DDLP received gross CDSC commissions of $11 and $245 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Notes to financial statements

Delaware Select Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$271,867,418
Sales	358,798,055

At April 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$802,153,724

Aggregate unrealized appreciation	$244,243,968
Aggregate unrealized depreciation	(36,310,470)

Net unrealized appreciation	$207,933,498

For federal income tax purposes capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Oct. 31, 2014 will expire as follows: $1,272,680 expires in 2015 and $11,046,838 expires in 2016.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At April 30, 2015, there were no capital loss carryforwards incurred that will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$275,047,961	$16,731,844	$291,779,805
Consumer Staples	18,862,429	—	18,862,429
Energy	44,839,768	—	44,839,768
Financial Services	141,548,042	1,150,371	142,698,413
Healthcare	134,038,605	—	134,038,605
Producer Durables	62,439,661	9,138,127	71,577,788
Technology	265,672,051	22,718,166	288,390,217
Utilities	14,689,444	—	14,689,444
Short-Term Investments	—	3,210,753	3,210,753

Total	$957,137,961	$52,949,261	$1,010,087,222

Notes to financial statements

Delaware Select Growth Fund

3. Investments (continued)

During the six months ended April 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At April 30, 2015, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	4/30/15	10/31/14
Shares sold:
Class A	199,905	880,531
Class B	—	55
Class C	75,325	93,948
Class R	39,055	150,643
Institutional Class	701,132	3,243,999
Shares issued upon reinvestment of dividends and distributions:
Class A	890,074	341,867
Class B	—	10,738
Class C	268,462	110,762
Class R	48,125	13,417
Institutional Class	1,045,655	295,017

	3,267,733	5,140,977

Shares redeemed:
Class A	(947,184)	(3,421,444)
Class B	—	(273,285)
Class C	(227,471)	(625,913)
Class R	(81,051)	(157,333)
Institutional Class	(1,359,503)	(3,113,255)

	(2,615,209)	(7,591,230)

Net increase (decrease)	652,524	(2,450,253)

For the year ended Oct. 31, 2014, 91,380 Class B shares were converted to 78,305 Class A shares valued at $3,974,996. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the “Statements of changes in net assets.”

Notes to financial statements

Delaware Select Growth Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. For the six months ended April 30, 2015 and the year ended Oct. 31, 2014, exchange transactions were as follows:

Six months ended April 30, 2015

Exchange Redemptions		Exchange Subscriptions
Institutional
Class A	Class C	Class
Shares	Shares	Shares	Value
178	154	294	$16,209

Year ended Oct. 31, 2014

Exchange Redemptions		Exchange Subscriptions
Institutional
Class A	Class C	Class
Shares	Shares	Shares	Value
10,439	4,931	13,963	$744,686

These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.”

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, the Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the agreement described above. The line of credit available under the agreement expires on Nov. 9, 2015.

The Fund had no amounts outstanding as of April 30, 2015 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended April 30, 2015, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended April 30, 2015, the Fund held foreign currency exchange contracts which are reflected on the “Statement of operations” under “Net realized gain (loss) on foreign currency exchange contracts.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2015.

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	$2,561	$255,317

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the

Notes to financial statements

Delaware Select Growth Fund

7. Securities Lending (continued)

collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2015, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2015, there were no Rule 144A securities held in the Fund. Illiquid securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact to the Fund’s financial statements

Notes to financial statements

Delaware Select Growth Fund

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2015 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Select Growth Fund

Proxy Results

At Joint Special Meetings of Shareholders of Voyageur Mutual Funds III (the “Trust”), on behalf of Delaware Select Growth Fund (the “Fund”), held on March 31, 2015, the shareholders of the Trust/the Fund voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for the Fund; (iii) revise the fundamental investment restriction relating to lending for the Fund; and (iv)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals was submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of the shares outstanding of the Fund of the Trust was present, and the votes passed with a plurality of these Shares.

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	11,300,297.776	53.947%	98.508%	171,115.830	0.817%	1.492%
Ann D. Borowiec	11,299,412.472	53.943%	98.501%	172,001.134	0.821%	1.499%
Joseph W. Chow	11,289,893.539	53.898%	98.418%	181,520.067	0.867%	1.582%
Patrick P. Coyne	11,293,138.987	53.913%	98.446%	178,274.619	0.851%	1.554%
John A. Fry	11,296,920.630	53.931%	98.479%	174,492.976	0.833%	1.521%
Lucinda S. Landreth	11,300,352.799	53.947%	98.509%	171,060.807	0.817%	1.491%
Frances A. Sevilla-Sacasa	11,292,755.631	53.911%	98.443%	178,657.975	0.853%	1.557%
Thomas K. Whitford	11,297,135.575	53.932%	98.481%	174,278.031	0.832%	1.519%
Janet L. Yeomans	11,298,159.622	53.937%	98.490%	173,253.984	0.827%	1.510%
J. Richard Zecher	11,294,807.569	53.921%	98.460%	176,606.037	0.843%	1.540%

Other Fund information (Unaudited)

Delaware Select Growth Fund

Proxy Results (continued)

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of the Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Select Growth Fund

Shares voted for	8,673,209.441
Percentage of outstanding shares	41.406%
Percentage of shares voted	75.607%
Shares voted against	210,293.173
Percentage of outstanding shares	1.004%
Percentage of shares voted	1.833%
Shares abstained	200,102.991
Percentage of outstanding shares	0.955%
Percentage of shares voted	1.744%
Broker non-votes	2,387,808.001

3. To revise the fundamental investment restriction relating to lending.

A quorum of the shares outstanding of the Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Select Growth Fund

Shares voted for	8,609,669.592
Percentage of outstanding shares	41.102%
Percentage of shares voted	75.053%
Shares voted against	231,517.243
Percentage of outstanding shares	1.105%
Percentage of shares voted	2.018%
Shares abstained	242,409.770
Percentage of outstanding shares	1.157%
Percentage of shares voted	2.113%
Broker non-votes	2,387,817.001

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Voyageur Mutual Funds III

Shares voted for	8,683,080.894
Percentage of outstanding shares	41.453%
Percentage of shares voted	75.693%
Shares voted against	160,561.033
Percentage of outstanding shares	0.767%
Percentage of shares voted	1.400%
Shares abstained	239,960.678
Percentage of outstanding shares	1.146%
Percentage of shares voted	2.092%
Broker non-votes	2,387,811.001

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Voyageur Mutual Funds III

Shares voted for	8,650,665.569
Percentage of outstanding shares	41.298%
Percentage of shares voted	75.411%
Shares voted against	185,983.993
Percentage of outstanding shares	0.888%
Percentage of shares voted	1.621%
Shares abstained	246,952.043
Percentage of outstanding shares	1.179%
Percentage of shares voted	2.153%
Broker non-votes	2,387,812.001

Other Fund information (Unaudited)

Delaware Select Growth Fund

Proxy Results (continued)

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Voyageur Mutual Funds III

Shares voted for	8,694,137.097
Percentage of outstanding shares	41.505%
Percentage of shares voted	75.790%
Shares voted against	162,133.330
Percentage of outstanding shares	0.774%
Percentage of shares voted	1.413%
Shares abstained	227,327.178
Percentage of outstanding shares	1.085%
Percentage of shares voted	1.982%
Broker non-votes	2,387,816.001

About the organization

Board of trustees
Thomas L. Bennett	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman of the Board	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Delaware Investments®	President	Officer	PNC Financial Services Group
Family of Funds	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Private Investor	Brookline, MA	New York, NY
Rosemont, PA			Janet L. Yeomans
	John A. Fry	Frances A.	Former Vice President and
Ann D. Borowiec	President	Sevilla-Sacasa	Treasurer
Former Chief Executive	Drexel University	Chief Executive Officer	3M Corporation
Officer	Philadelphia, PA	Banco Itaú	St. Paul, MN
Private Wealth Management		International
J.P. Morgan Chase & Co.		Miami, FL	J. Richard Zecher
New York, NY			Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

Roger A. Early	David F. Connor	Daniel V. Geatens	Richard Salus
President and	Senior Vice President,	Vice President and	Senior Vice President and
Chief Executive Officer	General Counsel,	Treasurer	Chief Financial Officer
Delaware Investments	and Secretary	Delaware Investments	Delaware Investments
Family of Funds	Delaware Investments	Family of Funds	Family of Funds
Philadelphia, PA	Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Select Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

            Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

            Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS III

/s/ ROGER EARLY
By:	Roger Early
Title:	Chief Executive Officer
Date:	July 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ ROGER EARLY
By:	Roger Early
Title:	Chief Executive Officer
Date:	July 2, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 2, 2015